INCOME TAXES Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.01%	26.01%	26.02%
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates of 26.01% (2015 - 26.01%; 2014 - 26.02%)	$ 5,122	$ (421)	$ (4,733)
Increase (decrease) in income taxes for:
Permanent and other differences	(2,192)	(464)	(227)
Change in statutory/foreign tax rates	11,581	(979)	(2,930)
Change in valuation allowance	(11,403)	1,952	5,051
Stock-based compensation expense	1,039	1,206	1,385
Adjustment to prior years	163	(234)	177
Total	$ 4,310	$ 1,060	$ (1,277)